Significant Business Activities	6 Months Ended
Jun. 30, 2016
Significant Business Activities
Significant Business Activities

Note 2. Significant Business Activities

Appointment of New Chief Executive Officer

In June 2016, the Company announced the appointment of Ilan Levin as the Company’s Chief Executive Officer, effective July 1, 2016. Mr. Levin, a member of the Company’s board of directors and Executive Committee, succeeded David Reis, who announced his resignation in June 2016. David Reis will remain a member of the Company’s board of directors as an Executive Director.

Equity-Method Investment

In June 2016, the Company invested additional amount in the equity interests of a third party entity which offers AM solutions. The Company increased its interest in the third party entity from 10% to approximately 40%. The Company has a significant influence over the third party entity and therefore accounts for this investment under the equity method of accounting. This investment is presented as other non-current asset in the Company’s consolidated balance sheets.